Share-Based and Unit-Based Compensation - Unit Activity (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2021	Jan. 01, 2020	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Incentive Units
Number of RSUs
Beginning balance (in shares)		3,750		26,833	3,750
Granted (in shares)			0	0	31,333
Forfeited (in shares)			(1,134)	(3,613)	(8,250)
Ending balance (in shares)	17,473,362		16,339		26,833	3,750
Weighted Average Remaining Contractual Term (years)	2 years	7 years 8 months 23 days	1 year 9 months 14 days		6 years 9 months
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)		$ 0.34		$ 0.43	$ 0.34
Granted (in usd per share)					0.42
Forfeited (in usd per share)	$ 6.30			$ 0.39	0.33
Ending balance (in usd per share)	$ 6.30				$ 0.43	$ 0.34
Aggregate Intrinsic Value
Outstanding	$ 109,998,000		$ 133,240,000		$ 25,760,000	$ 1,275,000
Granted					$ 13,065,000
Vested at period end			11,507	0
Aggregate intrinsic value of shares vested			$ 93,840,000
Common Incentive Units | Previously Reported [Member]
Number of RSUs
Weighted Average Remaining Contractual Term (years)				6 years 14 days
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)	$ 0.53		$ 0.53
Ending balance (in usd per share)				$ 0.53
Aggregate Intrinsic Value
Aggregate intrinsic value of shares vested				$ 25,605,000
Common Incentive Units | Opco Plan [Member]
Number of RSUs
Beginning balance (in shares)	17,473		17,473
Ending balance (in shares)				17,473
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)	$ 6.30		$ 6.30
Ending balance (in usd per share)				$ 6.30
Common Incentive Units | Opco Plan [Member] | Previously Reported [Member]
Number of RSUs
Beginning balance (in shares)	23,220		23,220
Ending balance (in shares)				23,220
Preferred Incentive Units
Number of RSUs
Beginning balance (in shares)	76,475	82,125	76,475	76,475	82,125
Granted (in shares)				0	3,350
Forfeited (in shares)				0	(9,000)
Ending balance (in shares)				76,475	76,475	82,125
Weighted Average Remaining Contractual Term (years)				6 years 14 days	6 years 9 months	7 years 8 months 23 days
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)	$ 0.42	$ 0.42	$ 0.42		$ 0.42
Granted (in usd per share)					0.63
Forfeited (in usd per share)					$ 0.41
Ending balance (in usd per share)				$ 0.42		$ 0.42
Aggregate Intrinsic Value
Outstanding				$ 141,058	$ 88,711,000	$ 34,493,000
Granted					$ 2,105,000
Vested at period end				0
Preferred Incentive Units | Opco Plan [Member]
Weighted Average Grant Date Fair Value
Beginning balance (in usd per share)				$ 0.42
Ending balance (in usd per share)					$ 0.42